Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of changes in share capital
Number of
Shares (issued and outstanding)

Balance as of January 1, 2016	*) 75,994,888

Issuance of shares in private placement	5,783,437
Exercise of share options	4,000
Issuance of shares in an IPO	25,846,160

Balance as of December 31, 2016	*) 107,628,485

Issuance of shares in baby shelf offering	10,622,720
Exercise of share options	1,484,154
ADS granted (see Note 12c)	450,300

Balance as of December 31, 2017	*) 120,185,659

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.